Property And Equipment, Net (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property, Plant and Equipment [Line Items]
Property and equipment gross	$ 116,708	$ 100,260
Accumulated depreciation	88,409	78,246
Depreciated cost	28,299	22,014
Depreciation expense	12,959	11,757	11,570
Computers And Peripheral Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment gross	87,119	73,714
Accumulated depreciation	68,062	60,046
Office Furniture And Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment gross	15,583	14,596
Accumulated depreciation	12,200	11,397
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment gross	13,848	11,950
Accumulated depreciation	8,091	6,803
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment gross	158
Accumulated depreciation	$ 56